Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings
(8)	Borrowings

Federal Funds Purchased and Securities Sold Under Agreements to Repurchase (repurchase agreements)

Information relating to federal funds purchased and repurchase agreements is as follows:

	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2011
Federal funds purchased	—%	0.3%	$2,225	$—	$—
Short-term repurchase agreements	0.1	0.2	27,634,019	30,227,375	24,516,277

Total					24,516,277

2010
Federal funds purchased	—%	1.0%	$425,805	$—	$—
Short-term repurchase agreements	0.2	0.2	32,297,375	35,168,836	30,068,453

Total					30,068,453

2009
Federal funds purchased	0.9%	0.9%	$1,507,904	$7,175,000	$4,980,000
Short-term repurchase agreements	0.2	0.2	32,414,635	32,489,362	31,665,434

Total					36,645,434

The securities underlying the agreements to repurchase are under the control of the Bank. All securities sold under agreements to repurchase are secured by a portion of the Company’s investment portfolio.

Under agreements with unaffiliated banks, the Bank may borrow federal funds up to $15,000,000 on an unsecured basis and $19,918,000 on a secured basis at December 31, 2011.

Subordinated Notes and Other Borrowings

Other borrowings of the Company consisted of the following:

			2011		2010
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	Subsidiary bank	2012	$8,283,528	1.6%	$38,575,989	3.6%
		2013	10,126,461	1.5%	8,283,528	1.6%
		2014	—	na	10,126,461	1.6%
		2015	—	na	—	na
		2016	—	na	—	na
		2017-18	10,000,000	2.5%	10,000,000	2.5%

Total			28,409,989		66,985,978

Subordinated notes	The Company	2034	25,774,000	3.3%	25,774,000	3.0%
		2035	23,712,000	2.4%	23,712,000	2.1%

Total			$49,486,000		$49,486,000

The Bank subsidiary of the Company is a member of the Federal Home Loan Bank of Des Moines (FHLB) and has access to term financing from the FHLB. These borrowings are secured under a blanket agreement which assigns all investment in Federal Home Loan Bank of Des Moines stock, as well as mortgage loans equal to 125% to 175% (based on collateral type) of the outstanding advance balance, to secure amounts borrowed by the Bank. The outstanding balance of $28,410,000 includes $10,000,000 which the FHLB may call for early payment within the next year. The FHLB has also issued letters of credit totaling $206,000 at December 31, 2011. Based upon the collateral pledged to the Federal Home Loan Bank of Des Moines at December 31, 2010, the Bank could borrow up to an additional $230,465,000 under the agreement.

On March 17, 2005, Exchange Statutory Trust II, a business trust issued $23,000,000 of 30-year floating rate Trust Preferred Securities (TPS) to a TPS Pool. The floating rate is equal to a three-month LIBOR rate plus 1.83% and reprices quarterly (2.39% at December 31, 2011). The TPS can be prepaid without penalty at any time after five years from the issuance date.

The TPS represent preferred interests in the trust. The Company invested approximately $712,000 in common interests in the trust and the purchaser in the private placement purchased $23,000,000 in preferred interests. The proceeds were used by the trust to purchase from the Company its 30-year deeply subordinated debentures whose terms mirror those stated above for the TPS. The debentures are guaranteed by the Company pursuant to a subordinated guarantee. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The trustee for the TPS holders is U.S. Bank, N.A.. The trustee does not have the power to take enforcement action in the event of a default under the TPS for five years from the date of default. In the event of default, however, the Company would be precluded from paying dividends until the default is cured.

On March 17, 2004, Exchange Statutory Trust I, a Delaware business trust and subsidiary of the Company issued $25,000,000 of floating TPS to a TPS Pool. The floating rate is equal to the three-month LIBOR rate plus 2.70% and reprices quarterly (3.26% at December 31, 2011). The TPS are fully, irrevocably, and unconditionally guaranteed on a subordinated basis by the Company. The proceeds of the TPS were invested in junior subordinated debentures of the Company. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The TPS mature on March 17, 2034. That maturity date may be shortened if certain conditions are met.

The Exchange Statutory Trusts are not consolidated in the Company’s financial statements. Accordingly, the Company does not report the securities issued by the Exchange Statutory Trusts as liabilities, and instead reports the subordinated notes issued by the Company and held by the Exchange Statutory Trusts as liabilities. The amount of the subordinated notes as of December 31, 2010 and 2009 was $49,486,000. The Company has recorded the investments in the common securities issued by the Exchange Statutory Trusts aggregating $1,486,000, and the corresponding obligations under the subordinated notes, as well as the interest income and interest expense on such investments and obligations in its consolidated financial statements.